Schedule of investments
Delaware Ivy Natural Resources Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust – 3.05%
Sprott Physical Uranium Trust *, †	682,051	$ 7,349,322
Total Closed-Ended Trust (cost $8,144,643)		7,349,322

Common Stocks – 92.98%Δ
Australia − 4.20%
BHP Group	355,182	10,113,031
		10,113,031
Brazil − 7.37%
ERO Copper †	545,234	4,604,330
Vale ADR	291,970	4,271,521
Wheaton Precious Metals *	246,773	8,891,231
		17,767,082
Canada − 10.94%
Hudbay Minerals *	1,152,730	4,703,138
Kinross Gold	899,615	3,220,622
Li-Cycle Holdings *, †	492,917	3,391,269
Nutrien *	116,576	9,289,941
Pan American Silver	166,091	3,263,239
Parex Resources	147,515	2,498,312
		26,366,521
Hong Kong − 0.00%
China Metal Recycling Holdings †	30,000,000	4
		4
Ireland − 0.87%
Ardmore Shipping †	299,563	2,087,954
		2,087,954
Netherlands − 3.84%
Shell	356,245	9,254,241
		9,254,241
South Africa − 2.70%
Anglo American	182,056	6,508,885
		6,508,885
United States − 63.06%
Archaea Energy †	341,250	5,299,613
Archer-Daniels-Midland	68,389	5,306,986
Arcosa	150,115	6,969,839
Bunge	72,321	6,558,791
CF Industries Holdings	73,185	6,274,150
Chesapeake Energy *	168,032	13,627,395
Darling Ingredients †	61,557	3,681,109
Denbury †	154,379	9,261,196
Enviva	114,403	6,546,140
EOG Resources	60,358	6,665,938
EQT	322,573	11,096,511
	Number of shares	Value (US $)

Common StocksΔ (continued)
United States (continued)
Kimbell Royalty Partners	538,469	$ 8,443,194
Louisiana-Pacific	62,731	3,287,732
Newmont	148,534	8,863,024
NuScale Power *, †	307,277	3,069,697
Occidental Petroleum	102,568	6,039,204
PBF Energy Class A †	74,395	2,158,943
Schlumberger	245,897	8,793,277
Sunrun *, †	129,287	3,020,144
Unit †	101,872	5,158,798
Valaris †	95,353	4,027,711
Valero Energy	90,186	9,584,968
Weyerhaeuser	247,124	8,184,747
		151,919,107
Total Common Stocks (cost $266,403,896)		224,016,825

Short-Term Investments – 4.34%
Money Market Mutual Fund – 4.34%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	10,464,898	10,464,898
Total Short-Term Investments (cost $10,464,898)		10,464,898
Total Value of Securities Before Securities Lending Collateral−100.37% (cost $285,013,437)		241,831,045

Securities Lending Collateral – 6.97%
Money Market Mutual Fund − 6.97%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	16,781,725	16,781,725
Total Securities Lending Collateral (cost $16,781,725)		16,781,725
Total Value of Securities−107.34% (cost $301,795,162)		258,612,770■
Obligation to Return Securities Lending Collateral — (6.97%)	(16,781,725)
Liabilities Net of Receivables and Other Assets — (0.38%)	(908,074)
Net Assets Applicable to 16,678,777 Shares Outstanding — 100.00%	$240,922,971
*	Fully or partially on loan.
NQ-IV955 [6/22] 8/22 (2383616)    1

Schedule of investments
Delaware Ivy Natural Resources Fund   (Unaudited)
†	Non-income producing security.
Δ	Securities have been classified by country of risk.
■	Includes $36,284,841 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $21,635,517.

Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV955 [6/22] 8/22 (2383616)